TRADE AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Trade and other payables
	June 30, 2018		December 31, 2017
	$		$

Trade Payables		140,738		119,013
Accrued Liabilities		58,232		31,200

		198,970		150,213